Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities
Schedule of changes in lease liabilities

$
As at January 1, 2020	1,836
Repayments	(289)
Foreign exchange	58
Interest and accretion expense	71
As at December 31, 2020	1,676
Repayments	(386)
Foreign exchange	2
Addition	18
Interest and accretion expense	67
As at December 31, 2021	1,377
Less: Current portion	250
Long-term portion	1,127